5. LOANS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Components of loans receivable
	June 30,	December 31,
	2015	2014
	(unaudited)

Minimum financing payments receivable	$125,609	$20,018
Less: Allowance for doubtful accounts	(1,194)	(199)
Net minimum financing payments receivable	124,415	19,819
Less: unearned interest income	(3,228)	(714)

Loans receivable, net	$121,187	$19,105